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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/07

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               APG-QTR-1 7/07             A I M Advisors, Inc.

AIM Asia Pacific Growth Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                        SHARES         VALUE
                                                      ----------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-91.42%

AUSTRALIA-15.74%
Aristocrat Leisure Ltd. (Casinos & Gaming) (a)(b)        430,000   $  4,976,778
Asciano Group (Railroads) (b)(c)                         479,700      3,891,779
Australia and New Zealand Banking Group Ltd.
   (Diversified Banks) (a)                               263,700      6,308,233
Babcock & Brown Ltd. (Other Diversified Financial
   Services) (a)(b)                                      271,300      6,471,951
BHP Billiton Ltd.
   (Diversified Metals & Mining) (a)(b)                  392,900     12,507,841
Boart Longyear Group (Construction & Engineering)
   (Acquired 04/04/07; Cost $5,262,233)(a)(c)(d)       3,500,000      6,887,908
Boart Longyear Group (Construction &
   Engineering) (a)(c)                                 2,055,000      4,044,186
Bradken Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (a)(b)                                616,425      5,337,115
Brambles Ltd. (Diversified Commercial &
   Professional Services) (a)(c)                         843,000      7,891,086
Computershare Ltd. (Data Processing &
   Outsourced Services) (a)                              793,000      6,698,610
CSL Ltd. (Biotechnology) (a)                             150,600     11,279,448
MFS Ltd. (Hotels, Resorts & Cruise Lines) (a)          1,315,096      5,804,653
QBE Insurance Group Ltd. (Property &
   Casualty Insurance) (a)                               243,000      6,174,282
Ramsay Health Care Ltd. (Health Care
   Facilities) (a)                                       465,700      4,233,939
Toll Holdings Ltd. (Air Freight & Logistics) (a)(b)      592,200      7,083,288
United Group Ltd. (Construction &
   Engineering) (a)(b)                                   694,900     10,883,596
Woolworths Ltd. (Food Retail) (a)                        217,200      5,020,628
                                                                   ------------
                                                                    115,495,321
                                                                   ------------
CHINA-9.75%
Century Sunshine Ecological Technology
   Holdings Ltd. (Fertilizers &
   Agricultural Chemicals) (a)                        11,600,000      1,697,276
China Green (Holdings) Ltd. (Agricultural
   Products) (a)                                       5,505,000      4,901,229
China Mengniu Dairy Co. Ltd. (Packaged
   Foods & Meats) (a)                                  1,455,000      5,114,939
China Petroleum and Chemical Corp.
   (Sinopec)-Class H (Integrated Oil & Gas) (a)        5,472,000      5,740,608
Fosun International (Steel)  (Acquired
   07/09/07; Cost $1,043,456)(c)(d)                      875,000      1,625,650
Kingdee International Software Group Co.
   Ltd. (Application Software) (a)                     3,813,000      3,822,075

                                                        SHARES         VALUE
                                                      ----------   ------------
CHINA-(CONTINUED)
Mingyuan Medicare Development Co. Ltd.
   (Technology Distributors) (a)                      40,610,000   $  8,094,888
Minth Group Ltd. (Auto Parts & Equipment)              3,320,000      5,379,129
Pine Agritech Ltd. (Agricultural Products) (a)(c)     16,038,000      5,171,198
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (a)              1,160,000      9,829,042
Xingda International Holdings Ltd. (Steel) (a)         2,696,000      1,256,869
Xinyi Glass Holdings Co. Ltd. (Auto Parts &
   Equipment) (a)                                      9,042,000      9,319,608
Xiwang Sugar Holdings Co. Ltd. (Packaged
   Foods & Meats) (a)                                  9,140,000      4,580,289
Yantai North Andre Juice Co. Ltd. -Class H
   (Packaged Foods & Meats) (a)                       24,855,000      5,012,549
                                                                   ------------
                                                                     71,545,349
                                                                   ------------
HONG KONG-15.97%
Champion Real Estate Investment Trust
   (Office REIT's)  (Acquired 05/16/06;
   Cost $1,993,400)(d)                                 3,000,000      1,713,497
Champion Real Estate Investment Trust
   (Office REIT's)                                     1,800,000      1,028,099
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (a)                         724,000     10,150,297
Cnooc Ltd. -ADR (Oil & Gas Exploration &
   Production) (b)                                        81,300      9,642,180
Dickson Concepts (International) Ltd.
   (Apparel Retail) (a)                                5,426,000      6,141,655
Esprit Holdings Ltd. (Apparel Retail)                    913,500     12,372,829
eSun Holdings Ltd. (Movies & Entertainment) (a)(c)     7,310,000      5,252,596
Hopewell Holdings Ltd. (Highways & Railtracks) (a)     2,197,000      9,493,699
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (a)                                    910,000      9,695,306
Kowloon Development Co. Ltd. (Real Estate
   Management & Development) (a)                       3,127,000      6,888,207
Lee & Man Paper Manufacturing Ltd. (Paper
   Products) (a)                                         808,000      3,448,597
Li & Fung Ltd. (Distributors) (a)                      3,062,200     10,677,220
Paliburg Holdings Ltd. (Hotels, Resorts &
   Cruise Lines) (a)                                  86,024,000      3,807,906
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines) (a)               77,936,000      6,423,573
Top Form International Ltd. (Apparel,
   Accessories & Luxury Goods)                        19,300,000      3,304,583

AIM Asia Pacific Growth Fund

                                                        SHARES         VALUE
                                                      ----------   ------------
HONG KONG-(CONTINUED)
Transport International Holdings Ltd.
   (Trucking) (a)                                        454,800   $  2,452,313
Wing Hang Bank Ltd. (Diversified Banks) (a)              715,500      9,024,260
Yue Yuen Industrial (Holdings) Ltd. (Footwear) (a)     1,796,000      5,598,785
                                                                   ------------
                                                                    117,115,602
                                                                   ------------
INDIA-5.10%
Bharat Heavy Electricals Ltd. (Heavy
   Electrical Equipment) (a)                             280,400     11,908,654
Grasim Industries Ltd. (Construction Materials) (a)      100,000      7,279,918
Housing Development Finance Corp. Ltd.
   (Thrifts & Mortgage Finance) (a)                       99,300      4,919,313
Infosys Technologies Ltd. (IT Consulting &
   Other Services) (a)                                   182,656      8,871,159
Maruti Udyog Ltd. (Automobile Manufacturers) (a)         212,600      4,409,032
                                                                   ------------
                                                                     37,388,076
                                                                   ------------
INDONESIA-2.19%
PT Astra International Tbk (Automobile
   Manufacturers) (a)                                  3,480,500      6,968,548
PT Indocement Tunggal Prakarsa Tbk
   (Construction Materials) (a)                        4,452,500      3,104,643
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services) (a)         4,963,000      5,965,697
                                                                   ------------
                                                                     16,038,888
                                                                   ------------
MALAYSIA-7.80%
Bumiputra-Commerce Holdings Berhad
   (Diversified Banks) (a)                               765,000      2,582,001
Digi.com Berhad (Wireless Telecommunication
   Services) (a)                                         765,000      4,768,579
Goldis Berhad (Pharmaceuticals) (a)                    5,685,000      4,232,344
Kossan Rubber Industries Berhad (Commodity
   Chemicals) (a)                                      4,556,000      7,042,738
Public Bank Berhad (Diversified Banks) (a)             3,252,000      9,755,539
SP Setia Berhad (Real Estate Management &
   Development) (a)                                    5,954,000     14,655,727
WCT Engineering Berhad (Construction &
   Engineering) (a)                                    7,446,334     14,201,954
                                                                   ------------
                                                                     57,238,882
                                                                   ------------
PHILIPPINES-5.33%
First Gen Corp. (Independent Power
   Producers & Energy Traders) (Acquired
   01/19/07; Cost $2,223,208)(a)(c)(d)                 1,962,600      2,725,341
First Gen Corp. (Independent Power
   Producers & Energy Traders) (a)                     1,573,900      2,185,577
First Philippine Holdings (Electric
   Utilities) (a)                                      1,655,200      3,052,512
GMA Network Inc. -PDR (Broadcasting & Cable
   TV)  (Acquired 07/16/07; Cost
   $275,621)(c)(d)                                     1,468,000        347,867

                                                        SHARES         VALUE
                                                      ----------   ------------
PHILIPPINES-(CONTINUED)
GMA Network Inc. -PDR (Broadcasting & Cable TV) (c)   22,437,000   $  5,316,825
Megaworld Corp. (Real Estate Management &
   Development) (a)                                   62,123,000      5,230,037
Philippine Long Distance Telephone Co.
   (Wireless Telecommunication Services)                  78,000      4,461,810
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $152,259)(a)(d)            2,335,000        327,070
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders) (a)              27,208,000      3,811,099
SM Investments Corp. (Industrial Conglomerates) (a)    1,303,077     11,672,569
                                                                   ------------
                                                                     39,130,707
                                                                   ------------
SINGAPORE-5.45%
Ezra Holdings Ltd. (Oil & Gas Equipment &
   Services) (a)(b)                                    3,872,000     15,750,178
Gems TV Holdings Ltd. (Apparel, Accessories
   & Luxury Goods)  (Acquired 11/03/06;
   Cost $559,833)(a)(b)(d)                               801,000        327,495
Gems TV Holdings Ltd. (Apparel, Accessories
   & Luxury Goods) (a)(b)                              6,184,000      2,528,374
Keppel Corp. Ltd. (Industrial Conglomerates) (a)       1,484,000     12,952,862
United Overseas Bank Ltd. (Diversified Banks) (a)        575,000      8,418,413
                                                                   ------------
                                                                     39,977,322
                                                                   ------------
SOUTH KOREA-12.39%
Cheil Communications Inc. (Advertising)                    9,485      2,961,005
CJ Corp. (Packaged Foods & Meats) (a)                     47,930      6,521,482
Daegu Bank (Regional Banks) (a)                          503,800      9,917,329
Hana Financial Group Inc. (Diversified Banks) (a)        203,127     10,993,649
Hyundai Department Store Co., Ltd.
   (Department Stores) (a)                                91,240      9,815,906
Hyundai Development Co. (Construction &
   Engineering) (a)                                       98,500      8,183,502
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (a)                                            13,200      4,161,151
Joongang Construction Co., Ltd.
   (Construction & Engineering) (a)                      241,550      4,693,350
Kookmin Bank (Diversified Banks) (a)                      56,600      4,886,269
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats) (a)                                      4,260      7,454,089
Shinsegae Co., Ltd. (Hypermarkets & Super
   Centers) (a)                                            7,800      5,076,734
Sung Kwang Bend Co., Ltd. (Building Products) (a)        176,130      4,568,156
Taegu Department Store Co., Ltd.
   (Department Stores) (a)                               322,550      6,912,199


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Asia Pacific Growth Fund

                                                        SHARES         VALUE
                                                      ----------   ------------
SOUTH KOREA-(CONTINUED)
TechnoSemiChem Co., Ltd. (Commodity Chemicals) (a)       154,476   $  4,727,259
                                                                   ------------
                                                                     90,872,080
                                                                   ------------
TAIWAN-7.32%
Basso Industry Corp. (Household Appliances) (a)        2,759,000      4,717,524
Delta Electronics Inc. (Electronic
   Equipment Manufacturers) (a)                          551,250      2,165,228
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (a)             1,682,680     13,846,622
Hung Poo Real Estate Development Corp.
   (Real Estate Management & Development) (a)          4,783,000      5,968,673
MediaTek Inc. (Semiconductors) (a)                       770,385     13,786,749
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (a)                                2,291,073      4,507,014
Wistron Corp. (Computer Hardware) (a)                  4,286,542      8,672,792
                                                                   ------------
                                                                     53,664,602
                                                                   ------------
THAILAND-4.38%
Kasikornbank PCL (Diversified Banks)                   2,417,000      6,186,433
Siam Commercial Bank PCL (Diversified Banks) (a)       4,966,000     11,884,409
Thai Oil PCL (Oil & Gas Refining & Marketing) (a)      3,863,700      9,947,631
Thai Stanley Electric PCL -Class F (Auto
   Parts & Equipment)                                    963,800      4,135,257
                                                                   ------------
                                                                     32,153,730
                                                                   ------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $434,040,663)                                           670,620,559
                                                                   ------------
MONEY MARKET FUNDS-8.66%
Liquid Assets Portfolio -Institutional Class(e)       31,769,645     31,769,645
Premier Portfolio -Institutional Class(e)             31,769,645     31,769,645
                                                                   ------------
   Total Money Market Funds
      (Cost $63,539,290)                                             63,539,290
                                                                   ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.08%
   (Cost $497,579,953)                                              734,159,849
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-5.18%
Liquid Assets Portfolio -Institutional Class(e)(f)    38,032,968     38,032,968
                                                                   ------------
   Total Money Market Funds (purchased with cash
      collateral from securities on loan)
      (Cost $38,032,968)                                             38,032,968
                                                                   ------------
TOTAL INVESTMENTS-105.26%
   (Cost $535,612,921)                                              772,192,817
OTHER ASSETS LESS LIABILITIES-(5.26)%                               (38,613,676)
                                                                   ------------
NET ASSETS-100.00%                                                 $733,579,141
                                                                   ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

PDR  -- Philippine Deposit Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $608,253,617, which represented 82.92% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $13,954,828, which represented 1.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Asia Pacific Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Asia Pacific Growth Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Asia Pacific Growth Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07      INCOME
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class      $12,536,110   $ 92,986,270   $ (73,752,735)  $31,769,645   $  776,440
Premier  Portfolio-
   Institutional Class       12,536,110     92,986,270     (73,752,735)   31,769,645      772,724
                            -----------   ------------   -------------   -----------   ----------
   SUBTOTAL                 $25,072,220   $185,972,540   $(147,505,470)  $63,539,290   $1,549,164
                            ===========   ============   =============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE        DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07      INCOME*
----                        -----------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $ 8,332,014   $ 83,280,612   $ (53,579,658)  $ 38,032,968   $    3,748
STIC Prime Portfolio -
   Institutional Class        8,332,013     36,918,533     (45,250,546)            --        3,749
                            -----------   ------------   -------------   ------------   ----------
   SUBTOTAL                 $16,664,027   $120,199,145   $ (98,830,204)  $ 38,032,968   $    7,497
                            -----------   ------------   -------------   ------------   ----------
   TOTAL INVESTMENTS IN
      AFFILIATES            $41,736,247   $306,171,685   $(246,335,674)  $101,572,258   $1,556,661
                            ===========   ============   =============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $36,711,188 were on loan to brokers. The loans were secured by cash collateral of $38,032,968 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $7,497 for securities lending transactions, which are net of compensation to counterparties.

AIM Asia Pacific Growth Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $271,471,165 and $151,482,796, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $245,349,918
Aggregate unrealized (depreciation) of investment securities         (9,055,683)
                                                                   ------------
Net unrealized appreciation of investment securities               $236,294,235
                                                                   ============

Cost of investments for tax purposes is $535,898,582.

                            AIM EUROPEAN GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               EGR-QTR-1 7/07             A I M Advisors, Inc.

AIM European Growth Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                      SHARES          VALUE
                                                    ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-89.74%

BELGIUM-3.04%
Colruyt S.A. (Food Retail) (a) (b)                      68,300   $   14,547,662
InBev N.V. (Brewers) (a)                               316,586       25,363,284
KBC Groep N.V. (Diversified Banks) (a)                 112,324       14,611,597
                                                                 --------------
                                                                     54,522,543
                                                                 --------------
CYPRUS-0.99%
Bank of Cyprus PCL (Diversified Banks) (a)           1,019,090       17,809,788
                                                                 --------------
DENMARK-0.97%
Novo Nordisk A.S. -Class B (Pharmaceuticals) (a)       165,033       17,373,749
                                                                 --------------
FINLAND-0.95%
Nokian Renkaat Oyj (Tires & Rubber) (a)                517,950       17,020,736
                                                                 --------------
FRANCE-8.69%
Axa (Multi-Line Insurance) (a)(c)                      439,967       17,118,090
BNP Paribas (Diversified Banks) (a)                    231,496       25,437,390
Cap Gemini S.A. (IT Consulting & Other
   Services) (a)                                       237,883       15,579,737
Euler Hermes S.A. (Property & Casualty
   Insurance) (a)                                       63,700        9,387,988
Neopost S.A. (Office Electronics) (a)                  104,800       15,272,984
Rhodia SA (Specialty Chemicals) (b)                    132,859        6,007,753
Schneider Electric S.A. (Electrical
   Components & Equipment) (a)                          94,433       12,648,607
Societe Generale (Diversified Banks) (a)                63,015       10,790,284
Total S.A. (Integrated Oil & Gas) (a)                  286,292       22,644,050
Vinci S.A. (Construction & Engineering) (a)            296,803       21,216,710
                                                                 --------------
                                                                    156,103,593
                                                                 --------------
GERMANY-11.65%
Bayer A.G. (Diversified Chemicals) (a)                 307,929       21,714,127
Commerzbank A.G. (Diversified Banks) (a)               471,052       20,043,357
Continental A.G. (Tires & Rubber) (a)                  126,852       18,158,873
DaimlerChrysler A.G. (Automobile
   Manufacturers) (a)                                  161,188       14,485,095
Deutsche Boerse A.G. (Specialized Finance) (a)         185,000       21,288,114
MAN A.G. (Industrial Machinery) (a)                    129,975       18,768,059
Merck KGaA (Pharmaceuticals) (a)                       123,319       15,381,557
MTU Aero Engines Holding A.G. (Aerospace &
   Defense) (a)(c)                                     396,753       27,010,306

                                                      SHARES          VALUE
                                                    ----------   --------------
GERMANY-(CONTINUED)
Puma A.G. Rudolf Dassler Sport (Footwear) (a)           72,448   $   29,049,024
Siemens A.G. (Industrial Conglomerates) (a)            185,981       23,369,791
                                                                 --------------
                                                                    209,268,303
                                                                 --------------
GREECE-5.46%
EFG Eurobank Ergasias (Diversified Banks) (a)          218,448        7,828,609
Intralot S.A. (Casinos & Gaming) (a)                   955,649       33,604,186
OPAP S.A. (Casinos & Gaming)  (Acquired 07/14/03;
   Cost $1,109,094)(a)(d)                              104,000        3,598,484
OPAP S.A. (Casinos & Gaming) (a)                       341,160       11,804,412
Piraeus Bank S.A. (Diversified Banks) (a)              473,375       17,009,227
Titan Cement Co. (Construction Materials) (a)          470,593       24,219,516
                                                                 --------------
                                                                     98,064,434
                                                                 --------------
HUNGARY-1.80%
OTP Bank Nyrt. (Diversified Banks) (a)                 357,299       20,125,683
Richter Gedeon Nyrt. (Pharmaceuticals) (a)              60,418       12,260,318
                                                                 --------------
                                                                     32,386,001
                                                                 --------------
IRELAND-4.28%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (a)                                        1,748,726       32,336,726
CRH PLC (Construction Materials) (a)                   396,332       17,630,560
IAWS Group PLC (Packaged Foods & Meats) (a)            540,789       11,290,665
Smurfit Kappa Group PLC (Paper Packaging) (a)(b)       670,558       15,670,639
                                                                 --------------
                                                                     76,928,590
                                                                 --------------
ITALY-1.99%
Davide Campari-Milano S.p.A. (Distillers &
   Vintners) (a)(c)                                  1,264,000       13,533,941
Eni S.p.A. (Integrated Oil & Gas) (a)                  634,414       22,172,580
                                                                 --------------
                                                                     35,706,521
                                                                 --------------
NETHERLANDS-6.79%
Aalberts Industries N.V. (Industrial
   Machinery) (a)                                    1,009,744       27,865,336
Heineken Holding N.V. (Brewers) (a)                    327,048       17,600,408
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (a)                                    824,592       23,784,814
TomTom N.V. (Consumer Electronics) (a)(b)(c)           327,508       21,152,363

AIM European Growth Fund

                                                      SHARES          VALUE
                                                    ----------   --------------
NETHERLANDS-(CONTINUED)
USG People N.V. (Human Resource &
   Employment Services) (a)                            806,786   $   31,442,988
                                                                 --------------
                                                                    121,845,909
                                                                 --------------
NORWAY-4.84%
Cermaq A.S.A. (Packaged Foods & Meats) (a)             993,585       18,269,460
Marine Harvest (Packaged Foods & Meats)
   (Acquired 03/07/06-04/10/06 Cost
   $6,058,660)(a)(d)                                 9,215,000       11,487,523
Marine Harvest (Packaged Foods & Meats) (a)(c)       2,318,100        2,889,769
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)                         1,258,230       29,910,942
Prosafe A.S.A. (Oil & Gas Equipment &
   Services) (a) (c)                                   619,106        9,614,991
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (a)(b)                        754,576       14,639,608
                                                                 --------------
                                                                     86,812,293
                                                                 --------------
RUSSIA-1.63%
LUKOIL -ADR (Integrated Oil & Gas) (a)                  89,000        7,061,052
Vimpel-Communications -ADR (Wireless
   Telecommunication Services)                         210,400       22,281,360
                                                                 --------------
                                                                     29,342,412
                                                                 --------------
SPAIN-1.91%
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)(c)                          943,046       17,680,019
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)(c)                                      277,472       16,633,811
                                                                 --------------
                                                                     34,313,830
                                                                 --------------
SWEDEN-4.41%
Assa Abloy A.B. -Class B (Building Products) (a)       890,311       19,286,047
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                      781,860       13,432,588
Intrum Justitia AB (Diversified Commercial
   & Professional Services) (a)                        987,725       13,552,364
Oriflame Cosmetics S.A.-SDR (Personal Products)        333,050       17,026,768
Swedish Match A.B. (Tobacco) (a)                       807,385       15,799,443
                                                                 --------------
                                                                     79,097,210
                                                                 --------------
SWITZERLAND-9.49%
Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods) (a)(e)      354,630       22,229,128
Credit Suisse Group (Diversified Capital
   Markets) (a)(c)                                     330,772       21,595,879
Nestle S.A. (Packaged Foods & Meats) (a)                61,277       23,416,003
Rieter Holding A.G. (Auto Parts & Equipment) (a)        28,139       14,853,464

                                                      SHARES          VALUE
                                                    ----------   --------------
SWITZERLAND-(CONTINUED)
Roche Holding A.G. (Pharmaceuticals) (a)               180,409   $   31,956,736
Sonova Holding A.G. (Health Care
   Equipment) (a)(c)                                   155,000       14,913,587
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)                                      136,500       25,774,818
UBS A.G. (Diversified Capital Markets) (a)             282,581       15,680,421
                                                                 --------------
                                                                    170,420,036
                                                                 --------------
TURKEY-1.75%
Akbank T.A.S. (Diversified Banks) (a)                2,904,347       19,606,735
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing) (a)                475,398       11,733,513
                                                                 --------------
                                                                     31,340,248
                                                                 --------------
UNITED KINGDOM-19.10%
Amlin PLC (Multi-Line Insurance) (a)                 2,873,758       15,836,545
Aviva PLC (Multi-Line Insurance) (a)                 1,021,046       14,148,206
Balfour Beatty PLC (Construction &
   Engineering) (a)                                  1,766,700       15,176,967
Bunzl PLC (Trading Companies & Distributors) (a)     1,360,864       17,841,860
Capita Group PLC (Human Resource &
   Employment Services) (a)                          1,409,600       20,535,996
Enterprise Inns PLC (Restaurants) (a)                  982,226       13,401,262
Homeserve PLC (Diversified Commercial &
   Professional Services) (a)                          320,173       11,130,041
Imperial Tobacco Group PLC (Tobacco) (a)               520,261       22,843,744
Inchcape PLC (Distributors) (a)                      1,371,180       12,683,952
Informa PLC (Publishing) (a)                         2,073,141       22,197,274
International Power PLC (Independent Power
   Producers & Energy Traders) (a)                   2,511,089       20,866,490
Mitie Group PLC (Environmental & Facilities
   Services) (a)                                     2,919,500       14,470,335
Punch Taverns PLC (Restaurants) (a)                    524,640       12,163,446
Reckitt Benckiser PLC (Household Products) (a)         257,245       13,774,307
Shire PLC (Pharmaceuticals) (a)                      1,105,300       27,112,356
Tesco PLC (Food Retail) (a)                          1,308,319       10,743,681
Ultra Electronics Holdings PLC (Aerospace &
   Defense) (a)                                        547,110       12,179,681
United Business Media PLC (Publishing) (a)           1,337,221       20,419,171
Vedanta Resources PLC (Diversified Metals &
   Mining) (a)                                         482,925       17,380,742
WPP Group PLC (Advertising) (a)                      1,960,296       28,089,927
                                                                 --------------
                                                                    342,995,983
                                                                 --------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $947,062,726)                                         1,611,352,179
                                                                 --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM European Growth Fund

                                                      SHARES          VALUE
                                                    ----------   --------------
FOREIGN PREFERRED STOCKS-3.08%

GERMANY-1.72%
Porsche A.G. -Pfd. (Automobile
   Manufacturers) (a)                                   17,151   $   30,953,873
Henkel KGaA -Pfd. (Household Products) (a)             452,346       24,410,645
                                                                 --------------
   Total Foreign Preferred Stocks
      (Cost $31,165,238)                                             55,364,518
                                                                 --------------
MONEY MARKET FUNDS-7.46%
Liquid Assets Portfolio -Institutional Class (f)    66,949,838       66,949,838
Premier Portfolio -Institutional Class (f)          66,949,838       66,949,838
                                                                 --------------
   Total Money Market Funds
       (Cost $133,899,676)                                          133,899,676
                                                                 --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.28%
   (Cost $1,112,127,640)                                          1,800,616,373
                                                                 --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.62%
Liquid Assets Portfolio - Institutional
   Class (f)(g) (Cost $82,973,035)                  82,973,035       82,973,035
                                                                 --------------
TOTAL INVESTMENTS-104.90%
   (Cost $1,195,100,675)                                          1,883,589,408
OTHER ASSETS LESS LIABILITIES-(4.90)%                               (88,002,097)
                                                                 --------------
NET ASSETS-100.00%                                               $1,795,587,311
                                                                 ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $1,621,400,816, which represented 90.30% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $15,086,007, which represented 0.84% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM European Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM European Growth Fund
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM European Growth Fund

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM European Growth Fund

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM       VALUE        DIVIDEND
FUND                          10/31/06        COST           SALES          07/31/07       INCOME
----                        -----------   ------------   --------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $36,994,298   $144,437,377   $(114,481,837)   $ 66,949,838   $2,244,660
Premier Portfolio-
   Institutional Class       36,994,298    144,437,377    (114,481,837)     66,949,838    2,233,596
                            -----------   ------------   -------------    ------------   ----------
   SUBTOTAL                 $73,988,596   $288,874,754   $(228,963,674)   $133,899,676   $4,478,256
                            ===========   ============   =============    ============   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE       PURCHASES AT    PROCEEDS FROM      VALUE        DIVIDEND
FUND                          10/31/06        COST             SALES         07/31/07       INCOME*
----                        -----------   --------------   -------------   ------------   ----------
Liquid Assets Portfolio -
Institutional Class         $21,417,700   $  748,516,276   $(686,960,941)  $ 82,973,035   $1,078,702
                            -----------   --------------   -------------   ------------   ----------
   TOTAL INVESTMENTS IN
      AFFILIATES            $95,406,296   $1,037,391,030   $(915,924,615)  $216,872,711   $5,556,958
                            ===========   ==============   =============   ============   ==========

*    Net of compensation to counterparties.

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2007, securities with an aggregate value of $81,963,978 were on loan to brokers. The loans were secured by cash collateral of $82,973,035 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $1,078,702 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $346,798,214 and $165,541,305 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

                  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                             $ 694,940,403
--------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                             (6,573,172)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                     688,367,231
====================================================================================================================
Cost of investments for tax purposes is $1,195,222,177.

                        AIM GLOBAL AGGRESSIVE GROWTH FUND
             Quarterly Schedule of Portfolio Holding - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               GLA-QTR-1 7/07             A I M Advisors, Inc.

AIM Global Aggressive Growth Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-63.64%

BRAZIL-1.10%
Unibanco-Uniao de Bancos Brasileiros S.A.
   -GDR (Diversified Banks)                            103,200   $    12,037,248
                                                                 ---------------
CANADA-3.85%
Astral Media Inc. (Broadcasting & Cable TV)            158,400         6,232,058
                                                                 ---------------
Power Financial Corp. (Life & Health
   Insurance)                                          263,200         9,864,295
Sherritt International Corp. (Diversified
   Metals & Mining)                                    896,124        13,676,024
Shoppers Drug Mart Corp. (Drug Retail)
   (Acquired 05/16/03;
   Cost $4,241,701) (a)(b)(c)                          255,000        12,497,211
                                                                 ---------------
                                                                      42,269,588
                                                                 ---------------
CYPRUS-1.11%
Bank of Cyprus PCL (Diversified Banks) (d)             699,400        12,222,832
                                                                 ---------------
FINLAND-1.18%
Nokian Renkaat Oyj (Tires & Rubber) (d)                393,500        12,931,093
                                                                 ---------------
FRANCE-0.22%
Rhodia SA -REGR (Specialty Chemicals) (c)               54,443         2,461,858
                                                                 ---------------
GERMANY-4.31%
Continental A.G. (Tires & Rubber) (d)                   90,140        12,903,548
Deutsche Boerse A.G. (Specialized Finance) (d)         150,400        17,306,661
Puma A.G. Rudolf Dassler Sport (Footwear)
   (Acquired 6/02/03; Cost $398,309) (b)(d)              3,935         1,577,792
Puma A.G. Rudolf Dassler Sport (Footwear) (d)           38,700        15,517,298
                                                                 ---------------
                                                                      47,305,299
                                                                 ---------------
GREECE-4.60%
EFG Eurobank Ergasias (Diversified Banks) (d)          200,908         7,200,021
Intralot S.A. (Casinos & Gaming) (d)                   530,186        18,643,319
OPAP S.A. (Casinos & Gaming) (Acquired
   7/14/03; Cost $2,090,216)(b)(d)                     196,000         6,781,759
OPAP S.A. (Casinos & Gaming) (d)                       133,630         4,623,706
Titan Cement Co. (Construction Materials) (d)          255,800        13,164,990
                                                                 ---------------
                                                                      50,413,795
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
HONG KONG-2.38%
Esprit (Holdings) Ltd. (Apparel Retail)                682,800   $     9,248,131
Hongkong Land Holdings Ltd. (Real Estate
   Management & Development) (d)(e)                  1,992,000         8,441,106
Regal Hotels (International Holdings) Ltd.
   (Hotels, Resorts & Cruise Lines) (d)            101,788,000         8,389,481
                                                                 ---------------
                                                                      26,078,718
                                                                 ---------------
HUNGARY-2.53%
OTP Bank Nyrt. (Diversified Banks) (d)                 356,497        20,080,508
Richter Gedeon Nyrt. (Pharmaceuticals) (d)              37,934         7,697,755
                                                                 ---------------
                                                                      27,778,263
                                                                 ---------------
INDIA-1.11%
Grasim Industries Ltd. (Construction
   Materials) (d)                                      166,600        12,128,344
                                                                 ---------------
INDONESIA-0.64%
PT Astra International Tbk (Automobile
   Manufacturers) (d)                                3,487,000         6,981,562
                                                                 ---------------
IRELAND-3.16%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (d)                                        1,381,762        25,550,978
Smurfit Kappa Group PLC (Paper Packaging)
   (c)(d)                                              388,907         9,088,582
                                                                 ---------------
                                                                      34,639,560
                                                                 ---------------
ISRAEL-0.84%
Israel Discount Bank-Class A (Diversified
   Banks) (c)(d)                                     4,491,987         9,264,806
                                                                 ---------------
JAPAN-2.15%
Exedy Corp. (Auto Parts & Equipment) (d)(e)            441,600        13,265,767
Suzuki Motor Corp. (Automobile
   Manufacturers) (d)(e)                               355,500        10,351,100
                                                                 ---------------
                                                                      23,616,867
                                                                 ---------------
MALAYSIA-0.77%
YTL Corp. Berhad (Multi-Utilities) (d)               3,851,300         8,399,953
                                                                 ---------------
MEXICO-0.95%
America Movil S.A.B. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)               173,500        10,389,180
                                                                 ---------------
NETHERLANDS-3.74%
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (d)                                    414,530        11,956,845
                                                                 ---------------

AIM Global Aggressive Growth Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
NETHERLANDS-(CONTINUED)
TomTom N.V. (Consumer Electronics) (c)(d)(e)           134,532   $     8,688,855
USG People N.V. (Human Resource &
   Employment Services) (d)(e)                         521,400        20,320,598
                                                                 ---------------
                                                                      40,966,298
                                                                 ---------------
NORWAY-3.09%
Marine Harvest (Packaged Foods & Meats)
   (c)(d)(e)                                         7,557,000         9,420,642
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (d)(e)                        785,820        18,680,699
Prosafe A.S.A. (Oil & Gas Equipment &
   Services) (d)                                       374,370         5,814,132
                                                                 ---------------
                                                                      33,915,473
                                                                 ---------------
PHILIPPINES-0.62%
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $343,121)(b)(d)          5,262,000           737,063
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders) (d)            43,436,000         6,084,199
                                                                 ---------------
                                                                       6,821,262
                                                                 ---------------
RUSSIA-2.35%
Vimpel-Communications -ADR (Wireless
   Telecommunication Services)                         243,070        25,741,113
                                                                 ---------------
SOUTH AFRICA-2.52%
Standard Bank Group Ltd. (Diversified
   Banks) (d)                                        1,338,442        19,017,322
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (Acquired
   06/18/04; Cost $727,409) (b)(d)                      64,700         1,522,798
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (d)                     299,900         7,058,531
                                                                 ---------------
                                                                      27,598,651
                                                                 ---------------
SOUTH KOREA-2.94%
Daegu Bank (Regional Banks) (d)                        707,840        13,933,866
Hyundai Development Co. (Construction &
   Engineering) (d)                                    126,100        10,476,544
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (d)                                          24,900         7,849,445
                                                                 ---------------
                                                                      32,259,855
                                                                 ---------------
SWEDEN-1.58%
Oriflame Cosmetics S.A.-SDR (Personal Products)        149,350         7,635,333
Swedish Match A.B. (Tobacco) (d)                       493,700         9,661,048
                                                                 ---------------
                                                                      17,296,381
                                                                 ---------------
SWITZERLAND-4.38%
Baloise Holding A.G. (Multi-Line Insurance) (d)         93,300         8,727,064
Sonova Holding A.G. (Health Care Equipment) (d)        119,000        11,449,786

                                                     SHARES           VALUE
                                                  ------------   ---------------
SWITZERLAND-(CONTINUED)
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (d)                                      147,600   $    27,870,792
                                                                 ---------------
                                                                      48,047,642
                                                                 ---------------
THAILAND-0.96%
Siam Commercial Bank PCL (Diversified
   Banks) (d)                                        4,410,400        10,554,772
                                                                 ---------------
TURKEY-0.83%
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing) (d)                367,305         9,065,621
                                                                 ---------------
UNITED KINGDOM-9.73%
Bunzl PLC (Trading Companies &
   Distributors) (d)                                   799,533        10,482,426
Capita Group PLC (Human Resource &
   Employment Services) (d)                            885,000        12,893,272
Enterprise Inns PLC (Restaurants) (d)                1,062,585        14,497,661
Inchcape PLC (Distributors) (d)                      1,200,600        11,106,020
Informa PLC (Publishing) (d)                         1,187,305        12,712,562
International Power PLC (Independent Power
   Producers & Energy Traders) (d)                   1,845,000        15,331,466
Shire PLC (Pharmaceuticals) (d)                        789,500        19,365,969
United Business Media PLC (Publishing) (d)             674,325        10,296,845
                                                                 ---------------
                                                                     106,686,221
                                                                 ---------------
      Total Foreign Common Stocks & Other
         Equity Interests (Cost $369,263,058)                        697,872,255
                                                                 ---------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-31.97%

AEROSPACE & DEFENSE-3.88%
Moog Inc.- Class A (c)(e)                              181,700         7,780,394
Precision Castparts Corp. (e)                          105,000        14,391,300
Rockwell Collins, Inc.                                 136,500         9,377,550
Spirit AeroSystems Holdings, Inc. -Class A (c)(e)      303,181        11,005,470
                                                                 ---------------
                                                                      42,554,714
                                                                 ---------------
APPAREL RETAIL-0.73%
Aeropostale, Inc. (c)(e)                               209,890         7,992,611
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.72%
Phillips-Van Heusen Corp. (e)                          150,768         7,848,982
                                                                 ---------------
APPLICATION SOFTWARE-1.46%
Amdocs Ltd. (c)                                        441,899        15,992,325
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS-1.98%
Affiliated Managers Group, Inc. (c)(e)                  75,000         8,475,000
AllianceBernstein Holding L.P. (e)                     157,500        13,217,400
                                                                 ---------------
                                                                      21,692,400
                                                                 ---------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Global Aggressive Growth Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
DATA PROCESSING & OUTSOURCED SERVICES-1.49%
Fiserv, Inc. (c)(e)                                    150,000   $     7,413,000
VeriFone Holdings, Inc. (c)(e)                         246,606         8,978,925
                                                                 ---------------
                                                                      16,391,925
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.92%
Equifax Inc. (e)                                       250,000        10,115,000
                                                                 ---------------
EDUCATION SERVICES-0.93%
Apollo Group, Inc. -Class A (c)                        173,195        10,237,557
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.38%
Acuity Brands, Inc.                                    134,561         7,952,555
Cooper Industries, Ltd. -Class A                       190,000        10,054,800
Thomas & Betts Corp. (c)                               130,000         8,034,000
                                                                 ---------------
                                                                      26,041,355
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.32%
Amphenol Corp. -Class A (e)                            255,000         8,736,300
Mettler-Toledo International Inc. (c)                   60,000         5,709,600
                                                                 ---------------
                                                                      14,445,900
                                                                 ---------------
FOOD RETAIL-0.65%
Safeway Inc. (e)                                       225,000         7,170,750
                                                                 ---------------
GENERAL MERCHANDISE STORES-0.99%
Family Dollar Stores, Inc. (e)                         365,000        10,811,300
                                                                 ---------------
HEALTH CARE DISTRIBUTORS-0.73%
AmerisourceBergen Corp.                                170,000         8,008,700
                                                                 ---------------
HEALTH CARE FACILITIES-1.61%
Manor Care, Inc.                                       135,000         8,552,250
VCA Antech, Inc. (c)(e)                                230,897         9,083,488
                                                                 ---------------
                                                                      17,635,738
                                                                 ---------------
HEALTH CARE TECHNOLOGY-0.77%
IMS Health Inc.                                        300,000         8,439,000
                                                                 ---------------
HOUSEHOLD PRODUCTS-1.65%
Church & Dwight Co., Inc. (e)                          185,000         9,076,100
Clorox Co. (The)                                       150,000         9,069,000
                                                                 ---------------
                                                                      18,145,100
                                                                 ---------------
INDUSTRIAL CONGLOMERATES-1.17%
McDermott International, Inc. (c)                      154,273        12,795,403
                                                                 ---------------
MANAGED HEALTH CARE-1.78%
Health Net Inc. (c)                                    220,000        10,898,800
Humana Inc. (c)                                        134,733         8,635,038
                                                                 ---------------
                                                                      19,533,838
                                                                 ---------------
MULTI-LINE INSURANCE-0.81%
Assurant, Inc. (e)                                     175,000         8,876,000
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
OIL & GAS EQUIPMENT & SERVICES-2.54%
Cameron International Corp. (c)(e)                     165,000   $    12,870,000
National-Oilwell Varco Inc. (c)(e)                     125,000        15,013,750
                                                                 ---------------
                                                                      27,883,750
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.68%
CB Richard Ellis Group, Inc. -Class A (c)(e)           212,603         7,424,097
                                                                 ---------------
RESTAURANTS-0.97%
Darden Restaurants, Inc. (e)                           250,492        10,663,444
                                                                 ---------------
SEMICONDUCTORS-0.86%
Microchip Technology Inc.                              260,000         9,440,600
                                                                 ---------------
SPECIALTY STORES-0.32%
OfficeMax Inc.                                         105,557         3,470,714
                                                                 ---------------
SYSTEMS SOFTWARE-0.63%
MICROS Systems, Inc. (c)(e)                            130,000         6,926,400
                                                                 ---------------
      Total Domestic Common Stocks & Other
         Equity Interests
         (Cost $279,671,866)                                         350,537,603
                                                                 ---------------
MONEY MARKET FUNDS-4.27%
Liquid Assets Portfolio -Institutional
   Class(f)                                         23,410,933        23,410,933
Premier Portfolio -Institutional Class(f)           23,410,933        23,410,933
      Total Money Market Funds
         (Cost $46,821,866)                                           46,821,866
                                                                 ---------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.88%
   (Cost $695,756,790)                                             1,095,231,724
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-8.43%
Liquid Assets Portfolio -Institutional
   Class (f)(g)                                     92,390,731        92,390,731
                                                                 ---------------
      Total Money Market Funds (purchased with
         cash collateral from securities on
         loan) (Cost $92,390,731)                                     92,390,731
                                                                 ---------------
TOTAL INVESTMENTS-108.31%
   (Cost $788,147,521)                                             1,187,622,455
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(8.31)%                                (91,091,967)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 1,096,530,488
                                                                 ---------------

Investment Abbreviations:

ADR   -- American Depositary Receipt

GDR   -- Global Depositary Receipt

SDR   -- Swedish Depositary Receipt


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Global Aggressive Growth Fund

Notes to Schedule of Investments:

(a) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2007 represented 1.14% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $23,116,623, which represented 2.11% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $588,089,804, which represented 53.63% of the Fund's Net Assets. See Note 1A.

(e)  All or a portion of this security was out on loan at July 31, 2007.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM Global Aggressive Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Global Aggressive Growth Fund
          information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Global Aggressive Growth Fund
          securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07      INCOME*
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
   Institutional Class      $18,202,851   $ 91,565,870   $ (86,357,788)  $23,410,933   $  788,839
Premier  Portfolio-
   Institutional Class       18,202,851     91,565,870     (86,357,788)   23,410,933      784,922
                            -----------   ------------   -------------   -----------   ----------
   SUBTOTAL                 $36,405,702   $183,131,740   $(172,715,576)  $46,821,866   $1,573,761
                            ===========   ============   =============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07       INCOME
----                        -----------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $28,104,584   $370,919,348   $(306,633,201)  $ 92,390,731   $   52,111
STIC Prime Portfolio -
   Institutional Class       28,104,585    181,268,142    (209,372,727)            --       52,136
                            -----------   ------------   -------------   ------------   ----------
   SUBTOTAL                 $56,209,169   $552,187,490   $(516,005,928)  $ 92,390,731   $  104,247
                            -----------   ------------   -------------   ------------   ----------
   TOTAL INVESTMENTS
      IN AFFILIATES         $92,614,871   $735,319,230   $(688,721,504)  $139,212,597   $1,678,008
                            ===========   ============   =============   ============   ==========

*    Net of compensation to counterparties.

AIM Global Aggressive Growth Fund

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2007, securities with an aggregate value of $89,107,407 were on loan to brokers. The loans were secured by cash collateral of $92,390,731 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $104,247 for securities lending transactions, which are net of compensation to counterparties.

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $323,184,368 and $392,017,705, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $406,894,329
Aggregate unrealized (depreciation) of investment securities         (7,325,771)
                                                                   ------------
Net unrealized appreciation of investment securities               $399,568,558
                                                                   ============

Cost of investments for tax purposes is $788,053,897.

                             AIM GLOBAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               GLG-QTR-1 7/07             A I M Advisors, Inc.

AIM Global Growth Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-68.03%
AUSTRALIA-2.20%
Aristocrat Leisure Ltd. (Casinos & Gaming)
   (a)(b)                                              265,000   $     3,067,084
BHP Billiton Ltd. (Diversified Metals &
   Mining) (a)                                         212,512         6,765,249
                                                                 ---------------
                                                                       9,832,333
                                                                 ---------------
BELGIUM-2.94%
InBev N.V. (Brewers) (a)                               116,203         9,309,602
KBC Groep N.V. (Diversified Banks) (a)                  29,758         3,871,051
                                                                 ---------------
                                                                      13,180,653
                                                                 ---------------
CANADA-1.86%
Manulife Financial Corp. (Life & Health
   Insurance)                                           83,693         3,057,433
Suncor Energy, Inc. (Integrated Oil & Gas)              58,100         5,262,359
                                                                 ---------------
                                                                       8,319,792
                                                                 ---------------
DENMARK-1.13%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)                                48,199         5,074,120
                                                                 ---------------
FRANCE-9.70%
Axa (Multi-Line Insurance) (a)(b)                      136,391         5,306,656
BNP Paribas (Diversified Banks) (a)                     80,508         8,846,431
Cap Gemini S.A. (IT Consulting & Other
   Services) (a)                                        73,167         4,791,946
Schneider Electric S.A. (Electrical
   Components & Equipment) (a)                          24,133         3,232,438
Societe Generale (Diversified Banks) (a)                32,300         5,530,845
Total S.A. (Integrated Oil & Gas) (a)                  105,905         8,376,476
Vinci S.A. (Construction & Engineering) (a)            103,123         7,371,660
                                                                 ---------------
                                                                      43,456,452
                                                                 ---------------
GERMANY-8.41%
Bayer A.G. (Diversified Chemicals) (a)                  89,609         6,318,928
Commerzbank A.G. (Diversified Banks) (a)               143,603         6,110,336
DaimlerChrysler A.G. (Automobile
   Manufacturers) (a)                                   40,616         3,649,941
MAN A.G. (Industrial Machinery) (a)                     40,759         5,885,496
Merck KGaA (Pharmaceuticals) (a)                        32,438         4,045,986
Puma A.G. Rudolf Dassler Sport (Footwear)
   (a)(b)                                               11,755         4,713,329

                                                     SHARES           VALUE
                                                  ------------   ---------------
GERMANY-(CONTINUED)
Siemens A.G. (Industrial Conglomerates) (a)             55,272   $     6,945,307
                                                                 ---------------
                                                                      37,669,323
                                                                 ---------------
GREECE-0.89%
OPAP S.A. (Casinos & Gaming) (a)                       115,250         3,987,743
                                                                 ---------------
HONG KONG-1.63%
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (a)                       273,000         3,827,391
Li & Fung Ltd. (Distributors) (a)                    1,000,000         3,486,781
                                                                 ---------------
                                                                       7,314,172
                                                                 ---------------
HUNGARY-0.88%
OTP Bank Nyrt. (Diversified Banks) (a)                  69,563         3,918,295
                                                                 ---------------
INDIA-1.00%
Infosys Technologies Ltd. -ADR (IT
   Consulting & Other Services)                         90,505         4,489,048
                                                                 ---------------
IRELAND-2.68%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (a)                                          378,286         6,995,110
CRH PLC (Construction Materials) (a)                   112,884         5,021,568
                                                                 ---------------
                                                                      12,016,678
                                                                 ---------------
ISRAEL-1.72%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                   182,699         7,677,012
                                                                 ---------------
ITALY-1.59%
Eni S.p.A. (Integrated Oil & Gas) (a)                  203,473         7,111,321
                                                                 ---------------
JAPAN-6.22%
Canon Inc. (Office Electronics) (a)                    107,000         5,685,359
Keyence Corp. (Electronic Equipment
   Manufacturers) (a)                                   21,800         4,690,127
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (a)                                 151,000         4,794,471
Mizuho Financial Group, Inc. (Diversified
   Banks)  (Acquired 10/24/05; Cost
   $1,791,239)(a)(c)                                       298         2,105,828
Mizuho Financial Group, Inc. (Diversified
   Banks) (a)                                              273         1,929,165
ORIX Corp. (Consumer Finance) (a)                       14,090         3,397,670
Toyota Motor Corp. (Automobile
   Manufacturers) (a)                                   86,800         5,252,334
                                                                 ---------------
                                                                      27,854,954
                                                                 ---------------
MEXICO-1.37%
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                            98,096         2,476,924
                                                                 ---------------

AIM Global Growth Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
MEXICO-(CONTINUED)
Wal-Mart de Mexico S.A.B. de C.V. -Series V
   (Hypermarkets & Super Centers)                    1,004,000   $     3,647,734
                                                                 ---------------
                                                                       6,124,658
                                                                 ---------------
RUSSIA-0.61%
LUKOIL -ADR (Integrated Oil & Gas) (a)                  34,591         2,744,369
                                                                 ---------------
SOUTH AFRICA-0.72%
Standard Bank Group Ltd. (Diversified
   Banks) (a)                                          225,300         3,201,187
                                                                 ---------------
SPAIN-2.28%
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)(b)                          246,615         4,623,484
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)(b)(d)                                    93,087         5,580,352
                                                                 ---------------
                                                                      10,203,836
                                                                 ---------------
SWEDEN-1.99%
Assa Abloy A.B. -Class B (Building
   Products) (a)                                       240,266         5,204,677
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                      216,200         3,714,381
                                                                 ---------------
                                                                       8,919,058
                                                                 ---------------
SWITZERLAND-10.66%
Adecco S.A. (Human Resource & Employment
   Services) (a)                                        53,045         3,675,939
Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods)
   (a)(e)                                              115,687         7,251,561
Credit Suisse Group (Diversified Capital
   Markets) (a)                                         75,359         4,920,138
Nestle S.A. (Packaged Foods & Meats) (a)                17,575         6,715,999
Roche Holding A.G. (Pharmaceuticals) (a)                52,092         9,227,313
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)                                       46,422         8,765,704
UBS A.G. (Diversified Capital Markets) (a)             129,077         7,162,483
                                                                 ---------------
                                                                      47,719,137
                                                                 ---------------
TAIWAN-0.52%
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (a)                              1,190,016         2,341,007
                                                                 ---------------
UNITED KINGDOM-7.03%
Aviva PLC (Multi-Line Insurance) (a)                   350,261         4,853,420
Imperial Tobacco Group PLC (Tobacco) (a)               185,974         8,165,791
Reckitt Benckiser PLC (Household Products)
   (a)                                                 115,920         6,206,992
Tesco PLC (Food Retail) (a)                            535,848         4,400,288

                                                     SHARES           VALUE
                                                  ------------   ---------------
UNITED KINGDOM-(CONTINUED)
WPP Group PLC (Advertising) (a)                        549,490   $     7,873,879
                                                                 ---------------
                                                                      31,500,370
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $184,652,115)                                            304,655,518
                                                                 ---------------
DOMESTIC COMMON STOCKS-24.42%
AEROSPACE & DEFENSE-3.27%
General Dynamics Corp.                                  97,284         7,642,631
Precision Castparts Corp.                               51,050         6,996,913
                                                                 ---------------
                                                                      14,639,544
                                                                 ---------------
APPAREL RETAIL-0.66%
TJX Cos., Inc. (The)                                   107,330         2,978,408
                                                                 ---------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.65%
Coach, Inc. (d)                                         63,752         2,898,166
                                                                 ---------------
APPLICATION SOFTWARE-0.79%
Amdocs Ltd. (d)                                         97,995         3,546,439
                                                                 ---------------
BIOTECHNOLOGY-1.03%
Gilead Sciences, Inc. (d)                              123,433         4,595,411
                                                                 ---------------
COMMUNICATIONS EQUIPMENT-1.10%
Cisco Systems, Inc. (d)                                170,316         4,923,836
                                                                 ---------------
COMPUTER HARDWARE-0.76%
Dell Inc. (d)                                          121,923         3,410,186
                                                                 ---------------
DEPARTMENT STORES-0.91%
JCPenney Co., Inc. (b)                                  60,030         4,084,441
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-1.00%
Equifax Inc.                                           111,036         4,492,517
                                                                 ---------------
EDUCATION SERVICES-0.93%
Apollo Group, Inc. -Class A (d)                         70,126         4,145,148
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.83%
Emerson Electric Co.                                    79,106         3,723,519
                                                                 ---------------
GENERAL MERCHANDISE STORES-0.97%
Family Dollar Stores, Inc.                             147,027         4,354,940
                                                                 ---------------
HEALTH CARE EQUIPMENT-0.95%
Zimmer Holdings, Inc. (d)                               54,826         4,263,270
                                                                 ---------------
INTEGRATED OIL & GAS-0.62%
Occidental Petroleum Corp.                              49,059         2,782,626
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE-1.38%
Goldman Sachs Group, Inc. (The)                         32,764         6,170,772
                                                                 ---------------
MANAGED HEALTH CARE-1.30%
UnitedHealth Group Inc.                                119,818         5,802,786
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Growth Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
OIL & GAS EQUIPMENT & SERVICES-0.84%
National-Oilwell Varco Inc. (d)                         31,328   $     3,762,806
                                                                 ---------------
OIL & GAS REFINING & MARKETING-0.86%
Valero Energy Corp.                                     57,748         3,869,693
                                                                 ---------------
PERSONAL PRODUCTS-0.99%
Estee Lauder Cos. Inc. (The) -Class A                   98,052         4,414,301
                                                                 ---------------
PHARMACEUTICALS-1.36%
Merck & Co. Inc.                                       122,423         6,078,302
                                                                 ---------------
PUBLISHING-0.74%
McGraw-Hill Cos., Inc. (The)                            54,639         3,305,659
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.87%
CB Richard Ellis Group, Inc. -Class A (d)              111,445         3,891,659
                                                                 ---------------
SYSTEMS SOFTWARE-1.61%
Microsoft Corp.                                        106,566         3,089,348
Oracle Corp. (d)                                       216,451         4,138,543
                                                                 ---------------
                                                                       7,227,891
                                                                 ---------------
   Total Domestic Common Stocks
      (Cost $94,691,075)                                             109,362,320
                                                                 ---------------
FOREIGN PREFERRED STOCKS-4.93%
BRAZIL-0.88%
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                            57,300         3,925,050
                                                                 ---------------
GERMANY-4.05%
Henkel KGaA -Pfd. (Household Products) (a)             162,389         8,763,248
Porsche A.G. -Pfd. (Automobile
   Manufacturers) (a)                                    5,194         9,374,055
                                                                 ---------------
                                                                      18,137,303
                                                                 ---------------
   Total Foreign Preferred Stocks
      (Cost $10,755,724)                                              22,062,353
                                                                 ---------------
MONEY MARKET FUNDS-3.34%
Liquid Assets Portfolio -Institutional
   Class(f)                                          7,487,611         7,487,611
Premier Portfolio -Institutional Class(f)            7,487,611         7,487,611
                                                                 ---------------
   Total Money Market Funds
      (Cost $14,975,222)                                              14,975,222
                                                                 ---------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-100.72%
   (Cost $305,074,136)                                               451,055,413
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-3.43%
Liquid Assets Portfolio -Institutional
   Class(f)(g) (Cost $15,377,373)                   15,377,373        15,377,373
                                                                 ---------------
TOTAL INVESTMENTS-104.15%
   (Cost $320,451,509)                                               466,432,786
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(4.15)%                                (18,585,140)
                                                                 ---------------
NET ASSETS-100.00%                                               $   447,847,646
                                                                 ===============

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $296,182,311, which represented 66.13% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2007 represented 0.47% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d)  Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Global Growth Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Global Growth Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          10/31/06        COST           SALES         07/31/07     INCOME
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $ 8,342,502    $46,933,941    $(47,788,832)  $ 7,487,611   $272,048
Premier Portfolio-
   Institutional Class        8,342,502     46,933,941     (47,788,832)    7,487,611    270,656
                            -----------    -----------    ------------   -----------   --------
   SUBTOTAL                 $16,685,004    $93,867,882    $(95,577,664)  $14,975,222   $542,704
                            ===========    ===========    ============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE       PURCHASES AT     PROCEEDS FROM       VALUE      DIVIDEND
FUND                          10/31/06         COST             SALES          07/31/07     INCOME*
----                        -----------   --------------   ---------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $28,377,970   $   16,934,908   $   (29,935,505)  $15,377,373   $ 87,054
STIC Prime Portfolio -
   Institutional Class       20,347,646      955,093,209      (975,440,855)           --    134,995
                            -----------   --------------   ---------------   -----------   --------
   SUBTOTAL                 $48,725,616   $  972,028,117   $(1,005,376,360)  $15,377,373   $222,049
                            -----------   --------------   ---------------   -----------   --------
   TOTAL INVESTMENTS IN
      AFFILIATES            $65,410,620   $1,065,895,999   $(1,100,954,024)  $30,352,595   $764,753
                            ===========   ==============   ===============   ===========   ========

*    Net of compensation to counterparties.

AIM Global Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At July 31, 2007, securities with an aggregate value of $14,943,054 were on loan to brokers. The loans were secured by cash collateral of $15,377,373 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $222,049 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $134,122,664 and $160,574,546, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $148,039,591
Aggregate unrealized (depreciation) of investment securities     (3,762,609)
                                                               ------------
Net unrealized appreciation of investment securities           $144,276,982
                                                               ============

Cost of investments for tax purposes is $322,155,804.

                       AIM INTERNATIONAL CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com              I-ICE-QTR-1 7/07            A I M Advisors, Inc.

AIM International Core Equity Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-
   98.65%
BRAZIL-1.14%
Companhia Energetica de Minas Gerais S.A.
   -ADR (Electric Utilities) (a)                        32,100   $       653,877
Companhia Vale do Rio Doce -ADR (Steel)                 28,300         1,386,983
Empresa Brasileira de Aeronautica S.A. -ADR
   (Aerospace & Defense)                                36,000         1,556,280
Natura Cosmeticos S.A. (Personal Products)              80,200           962,826
Petroleo Brasileiro S.A. -ADR (Integrated
   Oil & Gas)                                           30,200         1,959,980
                                                                 ---------------
                                                                       6,519,946
                                                                 ---------------
CANADA-2.98%
Barrick Gold Corp. (Gold)                              156,800         5,158,720
BCE Inc. (Integrated Telecommunication
   Services)                                           201,308         7,593,751
EnCana Corp. (Oil & Gas Exploration &
   Production)                                          70,100         4,293,071
                                                                 ---------------
                                                                      17,045,542
                                                                 ---------------
CHINA-0.08%
China Life Insurance Co., Ltd. -ADR (Life &
   Health Insurance)                                     7,531           487,105
                                                                 ---------------
DENMARK-1.09%
Danske Bank A.S. (Diversified Banks) (b)               148,000         6,226,123
                                                                 ---------------
FINLAND-5.27%
Nokia Oyj (Communications Equipment) (b)               555,200        15,881,637
Stora Enso Oyj -Class R (Paper Products) (b)           304,800         5,207,301
UPM-Kymmene Oyj (Paper Products) (b)                   409,700         9,107,370
                                                                 ---------------
                                                                      30,196,308
                                                                 ---------------
FRANCE-7.75%
Compagnie Generale des Etablissements
   Michelin -Class B (Tires & Rubber) (b)               43,150         5,644,915
Credit Agricole S.A. (Diversified Banks) (b)           226,560         8,646,624
Sanofi-Aventis (Pharmaceuticals) (b)                    85,700         7,164,229
Societe Generale -ADR (Diversified Banks) (c)          151,900         5,299,685
Thomson (Consumer Electronics) (a)(b)                  463,200         7,596,715
Total S.A. -ADR (Integrated Oil & Gas)                 127,700        10,038,497
                                                                 ---------------
                                                                      44,390,665
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
GERMANY-2.92%
BASF A.G. (Diversified Chemicals) (b)                   74,900   $     9,630,801
Bayerische Motoren Werke A.G. (Automobile
   Manufacturers) (b)                                  114,800         7,093,895
                                                                 ---------------
                                                                      16,724,696
                                                                 ---------------
HONG KONG-3.45%
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (b)                       404,000         5,663,978
China Resource Enterprise Ltd.
   (Distributors) (b)                                  170,000           678,443
CNOOC Ltd. (Oil & Gas Exploration &
   Production) (b)                                   1,297,000         1,542,714
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (b)                                1,112,100        11,848,516
                                                                 ---------------
                                                                      19,733,651
                                                                 ---------------
HUNGARY-0.14%
MOL Hungarian Oil and Gas Nyrt. (Integrated
   Oil & Gas) (b)                                        5,200           801,845
                                                                 ---------------
INDIA-0.76%
Reliance Communications Ltd. (Wireless
   Telecommunication Services) (b)(d)                   98,800         1,356,590
Reliance Industries Ltd. (Oil & Gas
   Refining & Marketing) (b)                            30,300         1,412,625
State Bank of India -GDR (Diversified Banks)
   (b)                                                  17,400         1,584,015
                                                                 ---------------
                                                                       4,353,230
                                                                 ---------------
INDONESIA-0.50%
PT Astra International Tbk (Automobile
   Manufacturers) (b)                                  751,000         1,503,629
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services) (b)       1,135,500         1,364,910
                                                                 ---------------
                                                                       2,868,539
                                                                 ---------------
ISRAEL-0.35%
Makhteshim-Agan Industries Ltd.
   (Fertilizers & Agricultural Chemicals) (b)          127,900           938,658
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                    24,700         1,037,894
                                                                 ---------------
                                                                       1,976,552
                                                                 ---------------
ITALY-1.19%
Eni S.p.A -ADR (Integrated Oil & Gas) (a)               97,900         6,829,504
                                                                 ---------------
JAPAN-19.63%
Canon Inc. (Office Electronics) (b)                    223,000        11,848,927
                                                                 ---------------

AIM International Core Equity Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
JAPAN-(CONTINUED)
East Japan Railway Co. (Railroads) (b)                     845   $     6,275,326
FUJIFILM Holdings Corp. (Photographic
   Products) (b)                                       296,400        12,917,166
Mitsubishi UFJ Financial Group, Inc.
   (Diversified Banks) (b)                                 736         7,857,455
Nippon Telegraph and Telephone Corp.
   (Integrated Telecommunication Services) (b)           1,155         5,041,164
NOK Corp. (Auto Parts & Equipment) (b)                 258,200         5,200,547
Nomura Holdings, Inc. (Investment Banking &
   Brokerage) (b)                                      333,600         6,363,810
Seven & I Holdings Co., Ltd. (Food Retail) (b)         287,400         8,082,588
Shin-Etsu Chemical Co., Ltd. (Specialty
   Chemicals) (b)                                       74,400         5,508,575
SMC Corp. (Industrial Machinery) (b)                    91,100        12,113,362
Sony Corp. -ADR (Consumer Electronics)                 257,150        13,562,091
Sumitomo Chemical Co., Ltd. (Diversified
   Chemicals) (b)                                      816,000         6,105,652
Takeda Pharmaceutical Co. Ltd.
   (Pharmaceuticals) (b)                               101,700         6,640,412
Toyota Motor Corp. (Automobile Manufacturers)
   (b)                                                  80,500         4,871,116
                                                                 ---------------
                                                                     112,388,191
                                                                 ---------------
MALAYSIA-0.19%
Sime Darby Berhad (Industrial Conglomerates)
   (b)                                                 380,000         1,105,303
                                                                 ---------------
MEXICO-0.52%
Cemex S.A.B. de C.V. -CPO (Construction
   Materials) (d)(e)                                   540,100         1,740,981
Fomento Economico Mexicano, S.A.B. de C.V.
   -ADR (Soft Drinks)                                   33,000         1,221,660
                                                                 ---------------
                                                                       2,962,641
                                                                 ---------------
NETHERLANDS-9.80%
Aegon N.V. (Life & Health Insurance) (b)               833,600        15,127,477
Heineken N.V. (Brewers) (a)(b)                         204,900        12,994,630
ING Groep N.V. -ADR (Other Diversified
   Financial Services)                                 119,065         5,022,162
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares (Consumer
   Electronics)                                        136,000         5,494,400
TNT N.V. (Air Freight & Logistics) (b)                 199,400         8,525,601
Unilever N.V. (Packaged Foods & Meats) (a)(b)          297,600         8,979,950
                                                                 ---------------
                                                                      56,144,220
                                                                 ---------------
NORWAY-1.03%
Statoil A.S.A. (Integrated Oil & Gas) (a)(b)           201,000         5,902,026
                                                                 ---------------
PAKISTAN-0.07%
Pakistan Telecommunication Co. Ltd.
   (Integrated Telecommunication Services) (b)         408,500           399,318
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
RUSSIA-0.37%
Evraz Group S.A. -GDR, REGS (Steel)
   (Acquired 03/28/07; Cost $760,680)(b)(f)             23,600   $     1,143,736
LUKOIL -ADR (Integrated Oil & Gas) (c)                  12,000           970,200
                                                                 ---------------
                                                                       2,113,936
                                                                 ---------------
SINGAPORE-0.14%
DBS Group Holdings Ltd. (Diversified Banks) (b)         55,000           825,963
                                                                 ---------------
SOUTH AFRICA-0.92%
Barloworld Ltd. (Industrial Conglomerates)              43,200           764,041
Lotte Shopping Co., Ltd. (Department Stores)
   (b)                                                   2,510           974,826
Massmart Holdings Ltd. (Hypermarkets &
   Super Centers) (b)                                   98,900         1,154,571
Pretoria Portland Cement Co., Ltd.
   (Construction Materials) (b)                              1                 4
Sasol Ltd. (Integrated Oil & Gas) (b)                   29,700         1,122,166
Standard Bank Group Ltd. (Diversified Banks)
   (b)                                                  87,000         1,236,144
                                                                 ---------------
                                                                       5,251,752
                                                                 ---------------
SOUTH KOREA-1.49%
Daelim Industrial Co., Ltd. (Construction &
   Engineering) (b)                                     11,600         1,983,590
Hyundai Motor Co. (Automobile
   Manufacturers) (b)                                   24,500         2,150,539
Kookmin Bank (Diversified Banks) (b)                    13,800         1,191,352
LG Electronics Inc. (Consumer Electronics) (b)           8,200           687,887
POSCO (Steel) (b)                                        2,600         1,492,180
Samsung Electronics Co., Ltd. (Semiconductors)
   (b)                                                   1,600         1,051,358
                                                                 ---------------
                                                                       8,556,906
                                                                 ---------------
SPAIN-0.81%
Repsol YPF, S.A. -ADR (Integrated Oil & Gas)
   (a)                                                 122,525         4,610,616
                                                                 ---------------
SWEDEN-3.70%
Nordea Bank A.B. (Diversified Banks) (b)               469,200         7,539,447
Telefonaktiebolaget LM Ericsson -Class B
   (Communications Equipment) (b)                    3,648,000        13,666,401
                                                                 ---------------
                                                                      21,205,848
                                                                 ---------------
SWITZERLAND-8.09%
Credit Suisse Group (Diversified Capital
   Markets) (b)                                        115,100         7,514,801
Nestle S.A. (Packaged Foods & Meats) (b)                30,876        11,798,758
Novartis A.G. (Pharmaceuticals) (b)                    305,700        16,517,927
Zurich Financial Services A.G. (Multi-Line
   Insurance) (b)                                       36,100        10,503,667
                                                                 ---------------
                                                                      46,335,153
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Core Equity Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
TAIWAN-0.63%
AU Optronics Corp. -ADR (Electronic
   Equipment Manufacturers) (a)                         69,600   $     1,177,632
Chinatrust Financial Holding Co. Ltd.
   (Diversified Banks) (b)(d)                        1,266,000           998,104
Taiwan Semiconductor Manufacturing Co. Ltd.
   -ADR (Semiconductors)                               139,462         1,415,536
                                                                 ---------------
                                                                       3,591,272
                                                                 ---------------
THAILAND-0.31%
PTT PCL (Integrated Oil & Gas) (b)(d)                  191,400         1,754,455
                                                                 ---------------
UNITED KINGDOM-23.33%
BAE Systems PLC (Aerospace & Defense) (b)            1,175,700         9,931,972
BP PLC (Integrated Oil & Gas) (b)                    1,303,300        15,132,895
Diageo PLC (Distillers & Vintners) (b)                 532,900        10,857,531
GlaxoSmithKline PLC (Pharmaceuticals)                  467,300        11,913,086
HSBC Holdings PLC -ADR (Diversified Banks) (a)         171,900        16,014,204
Kingfisher PLC (Home Improvement Retail) (b)         1,892,900         8,167,000
Lloyds TSB Group PLC (Diversified Banks) (b)           957,700        10,742,829
Morrison (William) Supermarkets PLC (Food
   Retail) (b)                                       1,634,900         9,923,615
Reed Elsevier PLC (Publishing) (a)(b)                  528,600         6,535,266
Royal Bank of Scotland Group PLC
   (Diversified Banks) (b)                           1,081,200        12,937,979
Royal Dutch Shell PLC -ADR (Integrated Oil
   & Gas)                                               77,150         5,986,069
Vodafone Group PLC (Wireless
   Telecommunication Services) (b)                   5,089,950        15,445,291
                                                                 ---------------
                                                                     133,587,737
                                                                 ---------------
   Total Foreign Common Stocks & Other
      Equity Interests (Cost $437,974,075)                           564,889,043
                                                                 ---------------
FOREIGN PREFERRED STOCKS-0.18%
BRAZIL-0.18%
Banco Bradesco S.A., Pfd. (Diversified
   Banks) (Cost $761,039)                               38,200           997,766
                                                                 ---------------
MONEY MARKET FUNDS-1.08%
Liquid Assets Portfolio -Institutional
   Class(g)                                          3,100,926         3,100,926
Premier Portfolio -Institutional Class(g)            3,100,927         3,100,927
                                                                 ---------------
   Total Money Market Funds
      (Cost $6,201,853)                                                6,201,853
                                                                 ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.91%
   (Cost $444,936,967)                                               572,088,662
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-8.17%
Liquid Assets Portfolio -Institutional
   Class (Cost $46,786,904) (g)(h)                46,786,904     $    46,786,904
                                                                 ---------------
TOTAL INVESTMENTS-108.08%
   (Cost $491,723,871)                                               618,875,566
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(8.08)%                                (46,244,116)
                                                                 ---------------
NET ASSETS-100.00%                                               $   572,631,450
                                                                 ===============

Investment Abbreviations:

ADR  -- American Depositary Receipt
CPO  -- Certificates of Ordinary Participation
GDR  -- Global Depositary Receipt
Pfd. -- Preferred
REGS -- Regulation S

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at July 31, 2007.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $447,738,192, which represented 78.19% of the Fund's Net Assets. See Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $6,269,885, which represented 1.09% of the Fund's Net Assets. See Note 1A.

(d)  Non-income producing security.

(e)  Each unit represents two Series A shares and one Series B share.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2007 represented 0.20% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% in illiquid securities at time of purchase.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Core Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM International Core Equity Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM International Core Equity Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                          10/31/06        COST          SALES         07/31/07     INCOME
----                        -----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class      $ 9,805,775    $46,256,886   $ (52,961,735)  $3,100,926   $327,127
Premier Portfolio-
   Institutional Class        9,805,776     46,256,886     (52,961,735)   3,100,927    325,572
                            -----------    -----------   -------------   ----------   --------
   SUBTOTAL                 $19,611,551    $92,513,772   $(105,923,470)  $6,201,853   $652,699
                            ===========    ===========   =============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          10/31/06        COST          SALES          07/31/07     INCOME*
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio-
   Institutional Class      $        --   $ 52,782,043   $  (5,995,139)  $46,786,904   $  4,601
Premier Portfolio-
   Institutional Class       42,344,459    292,044,927    (334,389,386)           --    256,627
                            -----------   ------------   -------------   -----------   --------
   SUBTOTAL                 $42,344,459   $344,826,970   $(340,384,525)  $46,786,904   $261,228
                            -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $61,956,010   $437,340,742   $(446,307,995)  $52,988,757   $913,927
                            ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

AIM International Core Equity Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $45,686,696 were on loan to brokers. The loans were secured by cash collateral of $46,786,904 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $261,228 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $188,806,584 and $95,980,477, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $131,261,900
Aggregate unrealized (depreciation) of investment securities         (7,655,786)
                                                                   ------------
Net unrealized appreciation of investment securities               $123,606,114
                                                                   ============

Cost of investments for tax purposes is $495,269,452.

                         AIM INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2007

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               IGR-QTR-1 7/07             A I M Advisors, Inc.

AIM International Growth Fund

SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

                                                     SHARES           VALUE
                                                  ------------   ---------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-89.01%
AUSTRALIA-3.38%
Aristocrat Leisure Ltd. (Casinos & Gaming)
   (a)(b)                                            1,950,000   $    22,569,109
Babcock & Brown Ltd. (Other Diversified
   Financial Services) (a)(b)                        1,098,900        26,214,622
BHP Billiton Ltd. (Diversified Metals &
   Mining) (a)(b)                                    1,545,300        49,194,114
Brambles Ltd. (Diversified Commercial &
   Professional Services) (a)(c)                     2,441,293        22,852,256
                                                                 ---------------
                                                                     120,830,101
                                                                 ---------------
BELGIUM-2.29%
InBev N.V. (Brewers) (a)                               671,400        53,789,204
KBC Groep N.V. (Diversified Banks) (a)                 216,004        28,098,746
                                                                 ---------------
                                                                      81,887,950
                                                                 ---------------
BRAZIL-0.67%
All America Latina Logistica (Railroads) (d)         1,755,000        24,052,590
                                                                 ---------------
CANADA-3.26%
Canadian National Railway Co. (Railroads)              516,900        26,975,227
Canadian Natural Resources Ltd. (Oil & Gas
   Exploration & Production)                           407,200        27,941,917
Manulife Financial Corp. (Life & Health
   Insurance)                                          612,804        22,386,662
Suncor Energy, Inc. (Integrated Oil & Gas)             432,800        39,200,502
                                                                 ---------------
                                                                     116,504,308
                                                                 ---------------
CHINA-0.87%
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (a)            3,670,000        31,097,055
                                                                 ---------------
DENMARK-1.00%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)                               338,006        35,583,377
                                                                 ---------------
FRANCE-8.07%
Axa (Multi-Line Insurance) (a)(b)                      992,020        38,597,185
BNP Paribas (Diversified Banks) (a)                    461,305        50,689,408
Cap Gemini S.A. (IT Consulting & Other
   Services) (a)                                       510,834        33,456,193
Schneider Electric S.A. (Electrical
   Components & Equipment) (a)                         180,024        24,112,892
Societe Generale (Diversified Banks) (a)               214,027        36,648,610
Total S.A. (Integrated Oil & Gas) (a)                  628,956        49,746,802
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
FRANCE-(CONTINUED)
Vinci S.A. (Construction & Engineering) (a)            770,167   $    55,054,732
                                                                 ---------------
                                                                     288,305,822
                                                                 ---------------
GERMANY-9.19%
Bayer A.G. (Diversified Chemicals) (a)                 616,945        43,504,905
Commerzbank A.G. (Diversified Banks) (a)               884,394        37,631,141
Continental A.G. (Tires & Rubber) (a)                  213,513        30,564,401
DaimlerChrysler A.G. (Automobile
   Manufacturers) (a)                                  320,248        28,778,959
Deutsche Boerse A.G. (Specialized Finance)
   (a)                                                 149,874        17,246,134
MAN A.G. (Industrial Machinery) (a)                    316,159        45,652,555
Merck KGaA (Pharmaceuticals) (a)                       245,126        30,574,522
Puma A.G. Rudolf Dassler Sport (Footwear)
   (a)(b)                                              121,775        48,827,364
Siemens A.G. (Industrial Conglomerates) (a)            360,350        45,280,455
                                                                 ---------------
                                                                     328,060,436
                                                                 ---------------
GREECE-0.70%
OPAP S.A. (Casinos & Gaming) (a)                       726,490        25,137,142
                                                                 ---------------
HONG KONG-2.48%
Esprit Holdings Ltd. (Apparel Retail)                2,723,700        36,890,942
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (a)                                2,379,000        25,346,298
Li & Fung Ltd. (Distributors) (a)                    7,520,000        26,220,592
                                                                 ---------------
                                                                      88,457,832
                                                                 ---------------
HUNGARY-0.82%
OTP Bank Nyrt. (Diversified Banks) (a)                 520,779        29,334,067
                                                                 ---------------
INDIA-2.93%
Bharat Heavy Electricals Ltd. (Heavy
   Electrical Equipment) (a)                           850,000        36,099,698
Housing Development Finance Corp. Ltd.
   (Thrifts & Mortgage Finance) (a)                    474,536        23,508,469
Infosys Technologies Ltd. (IT Consulting &
   Other Services) (a)                                 928,576        45,098,684
                                                                 ---------------
                                                                     104,706,851
                                                                 ---------------
INDONESIA-0.64%
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services) (a)      18,898,000        22,716,049
                                                                 ---------------
IRELAND-2.27%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (a)                                        2,444,515        45,202,972
                                                                 ---------------

AIM International Growth Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
IRELAND-(CONTINUED)
CRH PLC (Construction Materials) (a)                   809,206   $    35,996,979
                                                                 ---------------
                                                                      81,199,951
                                                                 ---------------
ISRAEL-1.50%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                 1,274,912        53,571,802
                                                                 ---------------
ITALY-1.25%
Eni S.p.A. (Integrated Oil & Gas) (a)                1,272,749        44,482,199
                                                                 ---------------
JAPAN-10.95%
AEON Co., Ltd. (Hypermarkets & Super
   Centers) (a)                                        884,600        14,201,542
Canon Inc. (Office Electronics) (a)                    603,400        32,061,177
Denso Corp. (Auto Parts & Equipment) (a)               532,100        20,030,868
FANUC Ltd. (Industrial Machinery) (a)                  543,400        59,018,159
Hitachi High-Technologies Corp. (Trading
   Companies & Distributors) (a)                       645,100        15,706,555
IBIDEN Co., Ltd. (Electronic Equipment
   Manufacturers) (a)                                  588,000        43,043,936
Keyence Corp. (Electronic Equipment
   Manufacturers) (a)                                  120,000        25,817,215
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (a)                               1,427,500        45,325,210
Mizuho Financial Group, Inc. (Diversified
   Banks) (Acquired 10/24/05; Cost
   $9,401,000)(a)(e)                                     1,564        11,052,065
Mizuho Financial Group, Inc. (Diversified
   Banks) (a)                                            2,701        19,086,719
ORIX Corp. (Consumer Finance) (a)                      126,000        30,383,702
Suzuki Motor Corp. (Automobile
   Manufacturers) (a)                                  906,900        26,406,224
Toyota Motor Corp. (Automobile
   Manufacturers) (a)                                  805,300        48,729,311
                                                                 ---------------
                                                                     390,862,683
                                                                 ---------------
MEXICO-2.77%
America Movil S.A.B. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)               622,400        37,269,312
Desarrolladora Homex S.A. de C.V. -ADR
   (Homebuilding) (c)                                  224,200        12,671,784
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                           628,500        15,869,625
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (c)                                3,486,600        14,683,529
Wal-Mart de Mexico S.A.B. de C.V. -Series V
   (Hypermarkets & Super Centers)                    5,012,600        18,211,786
                                                                 ---------------
                                                                      98,706,036
                                                                 ---------------
NETHERLANDS-1.10%
Heineken Holding N.V. (Brewers) (a)                    732,397        39,414,661
                                                                 ---------------
NORWAY-0.88%
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)                         1,320,000        31,379,353
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
RUSSIA-0.41%
LUKOIL -ADR (Integrated Oil & Gas) (a)                 184,400   $    14,629,865
                                                                 ---------------
SINGAPORE-1.65%
Keppel Corp. Ltd. (Industrial
   Conglomerates) (a)(b)                             3,882,000        33,883,430
United Overseas Bank Ltd. (Diversified
   Banks) (a)                                        1,719,000        25,167,395
                                                                 ---------------
                                                                      59,050,825
                                                                 ---------------
SOUTH AFRICA-0.87%
Standard Bank Group Ltd. (Diversified
   Banks) (a)(b)                                     2,173,707        30,885,228
                                                                 ---------------
SOUTH KOREA-1.63%
Hana Financial Group Inc. (Diversified
   Banks) (a)                                          531,430        28,762,080
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (a)                                          76,440        29,346,845
                                                                 ---------------
                                                                      58,108,925
                                                                 ---------------
SPAIN-1.81%
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)(b)                        1,518,310        28,464,941
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)(b)                                      604,195        36,220,107
                                                                 ---------------
                                                                      64,685,048
                                                                 ---------------
SWEDEN-2.64%
Assa Abloy A.B. -Class B (Building
   Products) (a)                                     1,726,491        37,399,501
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                    1,665,200        28,608,632
Swedish Match A.B. (Tobacco) (a)                     1,444,248        28,261,999
                                                                 ---------------
                                                                      94,270,132
                                                                 ---------------
SWITZERLAND-9.20%
Adecco S.A. (Human Resource & Employment
   Services) (a)                                       404,052        28,000,194
Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods)
   (a)(f)                                              751,160        47,084,657
Credit Suisse Group (Diversified Capital
   Markets) (a)(b)                                     630,114        41,139,716
Nestle S.A. (Packaged Foods & Meats) (a)               110,992        42,413,776
Roche Holding A.G. (Pharmaceuticals) (a)               348,300        61,696,096
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)                                      311,990        58,911,982
UBS A.G. (Diversified Capital Markets) (a)             889,039        49,332,779
                                                                 ---------------
                                                                     328,579,200
                                                                 ---------------
TAIWAN-3.05%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (a)           4,826,740        39,718,809
MediaTek Inc. (Semiconductors) (a)                   2,961,315        52,995,460
                                                                 ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Growth Fund

                                                     SHARES           VALUE
                                                  ------------   ---------------
TAIWAN-(CONTINUED)
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (a)                              8,206,139   $    16,143,172
                                                                     108,857,441
                                                                 ---------------
TURKEY-0.95%
Akbank T.A.S. (Diversified Banks) (a)                5,018,507        33,879,057
                                                                 ---------------
UNITED KINGDOM-9.78%
Aviva PLC (Multi-Line Insurance) (a)                 2,165,926        30,012,328
Capita Group PLC (Human Resource &
   Employment Services) (a)                          1,859,900        27,096,267
Enterprise Inns PLC (Restaurants) (a)                1,228,420        16,760,275
Imperial Tobacco Group PLC (Tobacco) (a)             1,054,322        46,293,422
Informa PLC (Publishing) (a)                         2,475,748        26,508,017
International Power PLC (Independent Power
   Producers & Energy Traders) (a)                   4,628,264        38,459,659
Reckitt Benckiser PLC (Household Products) (a)         715,030        38,286,625
Shire PLC (Pharmaceuticals) (a)                      1,609,100        39,470,273
Tesco PLC (Food Retail) (a)                          3,733,203        30,656,395
WPP Group PLC (Advertising) (a)                      3,895,468        55,819,840
                                                                 ---------------
                                                                     349,363,101
                                                                 ---------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $1,873,744,967)                                        3,178,599,087
                                                                 ---------------
FOREIGN PREFERRED STOCKS & OTHER EQUITY
   INTERESTS-4.45%
BRAZIL-1.28%
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                           393,700        26,968,450
Petroleo Brasileiro S.A. -Pfd.-ADR
   (Integrated Oil & Gas)                              337,400        18,843,790
                                                                 ---------------
                                                                      45,812,240
                                                                 ---------------
GERMANY-3.17%
Henkel KGaA -Pfd. (Household Products) (a)             959,601        51,784,429
Porsche A.G. -Pfd. (Automobile
   Manufacturers) (a)                                   34,055        61,461,964
                                                                 ---------------
                                                                     113,246,393
                                                                 ---------------
   Total Foreign Preferred Stocks & Other
      Equity Interests
      (Cost $78,275,486)                                             159,058,633
                                                                 ---------------
MONEY MARKET FUNDS-6.90%
Liquid Assets Portfolio -Institutional
   Class(g)                                        123,275,837       123,275,837
Premier Portfolio -Institutional Class(g)          123,275,837       123,275,837
                                                                 ---------------
   Total Money Market Funds
      (Cost $246,551,674)                                            246,551,674
                                                                 ---------------

                                                     SHARES           VALUE
                                                  ------------   ---------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.36%
   (Cost $2,198,572,127)                                         $ 3,584,209,394
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-5.47%
Liquid Assets Portfolio -Institutional
   Class (Cost $195,294,928) (g)(h)                195,294,928       195,294,928
                                                                 ---------------
TOTAL INVESTMENTS-105.83%
   (Cost $2,393,867,055)                                           3,779,504,322
                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(5.83)%                               (208,256,999)
                                                                 ---------------
NET ASSETS-100.00%                                               $ 3,571,247,323
                                                                 ===============

Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $2,962,119,802, which represented 82.94% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at July 31, 2007.

(c)  Non-income producing security.

(d)  Each unit represents one common share and four preferred shares.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2007 represented 0.31% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM International Growth Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM International Growth Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE       PURCHASES AT   PROCEEDS FROM       VALUE       DIVIDEND
FUND                          10/31/06         COST           SALES         07/31/07       INCOME
----                        ------------   ------------   -------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $ 77,178,022   $272,229,447   $(226,131,632)  $123,275,837   $3,731,312
Premier Portfolio-
   Institutional Class        77,178,022    272,229,447    (226,131,632)   123,275,837    3,712,452
                            ------------   ------------   -------------   ------------   ----------
   SUBTOTAL                 $154,356,044   $544,458,894   $(452,263,264)  $246,551,674   $7,443,764
                            ============   ============   =============   ============   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE       PURCHASES AT     PROCEEDS FROM        VALUE       DIVIDEND
FUND                          10/31/06          COST             SALES          07/31/07       INCOME*
----                        ------------   --------------   ---------------   ------------   ----------
Liquid Assets Portfolio -
   Institutional Class      $ 71,397,200   $1,417,893,266   $(1,293,995,538)  $195,294,928   $1,809,703
                            ------------   --------------   ---------------   ------------   ----------
   TOTAL INVESTMENTS IN
      AFFILIATES            $225,753,244   $1,962,352,160   $(1,746,258,802)  $441,846,602   $9,253,467
                            ============   ==============   ===============   ============   ==========

*    Net of compensation to counterparties.

AIM International Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2007, securities with an aggregate value of $188,648,912 were on loan to brokers. The loans were secured by cash collateral of $195,294,928 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2007, the Fund received dividends on cash collateral investments of $1,809,703 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2007 was $753,165,488 and $405,255,412, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $1,392,374,777
Aggregate unrealized (depreciation) of investment securities        (18,682,531)
                                                                 --------------
Net unrealized appreciation of investment securities             $1,373,692,246
                                                                 ==============

Cost of investments for tax purposes is $2,405,812,076.

Item 2. Controls and Procedures.

     (a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 28, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 28, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.